SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Amounts owed to related parties	¥ 36,017	¥ 35,626
Current payables to related parties, Total	36,017	35,633
Stuart Management Co [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Amounts owed to related parties	0	7		$ 0	$ 1,000
Service fees accrued to Stuart Management Co.	¥ 81	¥ 81	¥ 76